Financial Risk Management_The Groups Regional Securities Excluding Equity Securities And Derivative(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Amount	₩ 87,912,109	₩ 66,685,016
Financial assets held for trading
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Amount	₩ 25,168,338	₩ 22,986,570
%	100.00%	100.00%
Financial assets held for trading | Korea
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Amount	₩ 23,462,909	₩ 22,359,665
%	93.22%	97.27%
Financial assets held for trading | United States
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Amount	₩ 643,249	₩ 141,022
%	2.56%	0.61%
Financial assets held for trading | Others
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Amount	₩ 1,062,180	₩ 485,883
%	4.22%	2.12%
Financial assets designated at fair value through profit and loss
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Amount	₩ 1,982,224	₩ 1,693,255
%	100.00%	100.00%
Financial assets designated at fair value through profit and loss | Korea
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Amount	₩ 1,178,197	₩ 1,232,226
%	59.44%	72.77%
Financial assets designated at fair value through profit and loss | United States
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Amount	₩ 120,000	₩ 72,837
%	6.05%	4.30%
Financial assets designated at fair value through profit and loss | Others
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Amount	₩ 684,027	₩ 388,192
%	34.51%	22.93%
Derivatives
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Amount	₩ 3,310,166	₩ 3,381,935
%	100.00%	100.00%
Derivatives | Korea
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Amount	₩ 1,743,201	₩ 2,323,198
%	52.66%	68.69%
Derivatives | United States
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Amount	₩ 325,909	₩ 291,160
%	9.85%	8.61%
Derivatives | Others
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Amount	₩ 1,241,056	₩ 767,577
%	37.49%	22.70%
Available-for-sale financial assets
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Amount	₩ 38,959,401	₩ 27,445,752
%	100.00%	100.00%
Available-for-sale financial assets | Korea
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Amount	₩ 36,705,979	₩ 26,855,024
%	94.22%	97.85%
Available-for-sale financial assets | United States
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Amount	₩ 1,110,157	₩ 141,473
%	2.85%	0.52%
Available-for-sale financial assets | Others
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Amount	₩ 1,143,265	₩ 449,255
%	2.93%	1.63%
Held-to-maturity financial assets
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Amount	₩ 18,491,980	₩ 11,177,504
%	100.00%	100.00%
Held-to-maturity financial assets | Korea
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Amount	₩ 16,243,987	₩ 10,029,429
%	87.84%	89.73%
Held-to-maturity financial assets | United States
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Amount	₩ 1,076,331	₩ 193,360
%	5.82%	1.73%
Held-to-maturity financial assets | Others
Groups Regional Securities Excluding Equity Securities And Derivatives Line Items[Line Items]
Amount	₩ 1,171,662	₩ 954,715
%	6.34%	8.54%